Commitments and Contingencies (Details 5) (Consolidated revenues, Concentration of credit risk, Maximum)	12 Months Ended
Dec. 31, 2012
Consolidated revenues | Concentration of credit risk | Maximum
Concentration of Credit Risk
Percentage of consolidated revenues from a single customer or tenant	5.00%